Acquisitions and Divestitures	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisitions and Divestitures	Acquisitions and Divestitures
Acquisitions
The Company’s acquisitions have historically been made at prices above the determined fair value of the acquired identifiable net assets, resulting in goodwill attributable to the value of the assembled workforce, as well as expected synergies with the Company’s existing lines of business. These synergies include the elimination of redundant facilities, functions and staffing; use of the Company’s existing commercial infrastructure to expand sales of the acquired businesses’ products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of Company products. Aggregate acquisition-related costs associated with business combinations are not material for the years ended December 31, 2023, 2022 and 2021, and are included in selling, general and administrative expenses in the Company’s Consolidated Statements of Operations as incurred.
In August 2023, the Company acquired 100% of the outstanding stock of Certification Entity for Renewable Energies, S.L. (“CERE”) for approximately $14 million in cash consideration (as adjusted for customary post-closing adjustments). CERE is a Spain-based grid code compliance testing, simulation and certification company, focused on renewable energy and electric vehicle adoption. Goodwill of $11 million, subject to finalization of the purchase price allocation and valuation of intangible assets, includes expected synergies with the Company’s existing business and has been included within the Company’s Industrial segment. Goodwill related to this acquisition is not deductible for income tax purposes.
In July 2023, the Company acquired 100% of the outstanding stock of HBI Compliance Limited (together with its operating subsidiaries, “Healthy Buildings International”) for approximately $6 million in cash consideration (as adjusted for customary post-closing adjustments). Healthy Buildings International is a United Kingdom-based health, safety and compliance company and its results of operations have been included in the Software and Advisory segment since the date of acquisition.
In October 2022, the Company acquired 100% of the outstanding stock of Kugler Maag CIE GmbH (together with its operating subsidiaries, “Kugler Maag”) for $32 million in cash consideration (as adjusted for customary post-closing adjustments). Kugler Maag is a Germany-based provider of process excellence, assessment and training solutions that supports the automotive industry. Goodwill of $14 million primarily relates to expected synergies with the Company’s existing business, as well as the value of the assembled workforce, and has been included within the
Company’s Consumer segment. Goodwill related to this acquisition is not deductible for income tax purposes. Intangible assets primarily consist of customer relationships of $14 million, which will be amortized over their estimated useful life of 10 years. In the second quarter of 2023, the Company recorded measurement period adjustments to the purchase price allocation which resulted in an increase to intangible assets of $9 million and other immaterial changes.
The following table summarizes the final allocation of the purchase price to the fair value of assets acquired and liabilities assumed for the Kugler Maag acquisition.

(in millions)
Cash	$6
Accounts receivable and other current assets	7
Intangible assets	17
Goodwill	14
Total assets	44
Accounts payable and other current liabilities	(7)
Deferred income taxes	(5)
Total fair value of net assets acquired	$32
In September 2022, the Company acquired 100% of the outstanding stock of Cimteq Holdings Limited (together with its operating subsidiary, “Cimteq”), a United Kingdom-based provider of design support and manufacturing software for the wire and cable industries. The purchase price, consisting of $15 million in cash consideration (as adjusted for customary post-closing adjustments) is primarily related to goodwill of $12 million. Goodwill primarily relates to expected synergies with the Company’s existing business and has been included within the Company’s Industrial segment. Goodwill related to this acquisition is not deductible for income tax purposes.
In June 2022, the Company acquired 100% of the outstanding stock of KAM Specialty Equipment Services Company (doing business as “Data Test Labs”), a US-based company focusing on electrical, environmental and mechanical testing for automakers and their suppliers. The purchase price, consisting of approximately $16 million in cash consideration (as adjusted for customary post-closing adjustments) is primarily related to goodwill of $9 million. Goodwill primarily relates to expected synergies with the Company’s existing business and has been included within the Company’s Consumer segment. Goodwill related to this acquisition is deductible for income tax purposes.
In February 2022, the Company acquired 100% of the outstanding stock of KBW Corporation (“KBW”), a Republic of Korea-based company specializing in electromagnetic, wireless and safety testing for the medical device and consumer technology industries. The purchase price, consisting of approximately $18 million in cash consideration (as adjusted for customary post-closing adjustments) is primarily related to property, plant and equipment of $14 million.
Divestiture
In December 2023, the Company entered an agreement to sell the assets and liabilities of a business in the Company’s Industrial segment that performs Software and Non-certification Testing and Other Services for a base purchase price of approximately $30 million in cash, subject to customary post-closing adjustments, with the potential for additional cash consideration if certain earn-out provisions are met. In connection with the board approval of the sale, the Company reclassified all assets and liabilities of the business as held for sale. As the expected sale proceeds exceed the carrying amount of the disposal group, no impairment was recognized. At December 31, 2023, the assets and liabilities classified as held for sale included $9 million of other current assets, primarily consisting of accounts receivable, $3 million of other assets, and $10 million of other current liabilities, primarily consisting of contract liabilities. The transaction is expected to close in the second quarter of 2024, subject to the satisfaction of customary closing conditions.
Acquisitions and Divestitures
Acquisitions
In May 2024, the Company acquired 100% of the outstanding stock of Batterielngenieure GmbH (together with its subsidiaries, “Batterielngenieure”) for approximately $11 million in cash consideration (subject to customary post-closing adjustments). Batterielngenieure is a Germany-based battery testing company that is in the process of building a laboratory in Aachen, Germany to replace the leased facility it is currently using and add testing and simulation capacity. The Company is still in the process of identifying acquired assets and assumed liabilities, which may also result in adjustment of the provisional amounts recorded. The subsequent adjustments of the provisional amounts are not expected to be material. Batterielngenieure is included in the Industrial segment.
In August 2023, the Company acquired 100% of the outstanding stock of Certification Entity for Renewable Energies, S.L. (“CERE”) for approximately $14 million in cash consideration (as adjusted for customary post-closing adjustments). CERE is a Spain-based grid code compliance testing, simulation and certification company, focused on renewable energy and electric vehicle adoption. Goodwill of $11 million, subject to finalization of the purchase price allocation and valuation of intangible assets, includes expected synergies with the Company’s existing business and has been included within the Company’s Industrial segment. Goodwill related to this acquisition is not deductible for income tax purposes.
In July 2023, the Company acquired 100% of the outstanding stock of HBI Compliance Limited (together with its subsidiaries, “Healthy Buildings International”) for approximately $6 million in cash consideration (as adjusted for customary post-closing adjustments). Healthy Buildings International is a United Kingdom-based health, safety and compliance company and its results of operations have been included in the Software and Advisory segment since the date of acquisition.
Aggregate acquisition-related costs associated with business combinations are not material for the six months ended June 30, 2024 and 2023, and are included in selling, general and administrative expenses in the Company’s Condensed Consolidated Statements of Operations as incurred.
Divestiture
In May 2024, the Company completed the sale of its payments testing business in the Industrial segment to an affiliate of Gallant Capital Partners, a California-based private equity firm, for a base price of $30 million in cash, subject to customary post-closing adjustments, with the potential for additional cash consideration if certain earn-out provisions are met. The divestiture resulted in a pre-tax gain on sale of approximately $25 million, which was recorded within other income, net in the Company’s Condensed Consolidated Statements of Operations.
Held for Sale
In May 2024, the Company signed a non-binding letter of intent with a prospective buyer to purchase one of its facilities, but has not entered into a definitive agreement to dispose of the facility. As a result, the Company classified the related assets as held for sale. The facility is a testing laboratory, used in the Company’s Industrial and Consumer segments. At June 30, 2024, the carrying amount of the building and related improvements classified as held for sale was $11 million, which was included within other assets on the Condensed Consolidated Balance Sheet. The sale is expected to be completed before the end of 2024, subject to both parties reaching agreement on the terms of the sale and the satisfaction of any closing conditions set forth in such terms.